Profit attributable to non-controlling interests	6 Months Ended
Jun. 30, 2020
Profit attributable to non-controlling interests
Profit attributable to non-controlling interests

6. Profit attributable to non-controlling interests

	Half year ended
	30 June	30 June
	2020	2019
	£m	£m
RBS Sempra Commodities LLP	(52)	—
RFS Holdings B.V. Consortium Members (1)	—	258
Other	(13)	2

(Loss)/profit attributable to non-controlling interests	(65)	260

Note:

(1)	Includes a gain of £274 million recognised on completion of the Alawwal bank merger for half year 2019.